Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 2.7%
BHP Group PLC, ADR	242,469	$ 10,598,320
Challenger, Ltd. (A)	4,682,139	14,437,526
Lendlease Corp., Ltd.	3,023,500	24,561,618
Macquarie Group, Ltd.	499,100	43,861,874
Santos, Ltd.	4,420,700	16,512,678

		109,972,016

Belgium - 1.8%
Groupe Bruxelles Lambert SA	391,220	33,934,645
KBC Group NV	722,300	41,182,917

		75,117,562

China - 0.4%
Baidu, Inc., ADR (B)	136,100	16,250,340

Denmark - 1.1%
AP Moller - Maersk A/S, Class B	29,735	38,281,789
Drilling Co. of 1972 A/S (B)	246,370	5,656,944

		43,938,733

France - 9.5%
Airbus SE (B)	66,400	4,860,214
Arkema SA	419,360	43,628,181
Dassault Aviation SA (B)	15,766	12,928,601
Engie SA (B)	5,259,500	70,062,666
Rexel SA (B)	1,596,417	18,947,328
Sanofi	797,401	83,724,798
TOTAL SE	933,200	35,315,739
Ubisoft Entertainment SA (B)	256,800	21,448,557
Veolia Environnement SA	2,502,351	57,322,827
Vivendi SA	1,439,124	38,189,192

		386,428,103

Germany - 12.3%
Allianz SE	221,302	45,914,468
Bayer AG	539,452	35,837,687
Deutsche Boerse AG	219,100	39,863,889
Deutsche Post AG (B)	173,400	7,038,336
Fresenius SE & Co. KGaA (B)	1,402,700	69,985,890
HeidelbergCement AG	946,300	52,515,307
Infineon Technologies AG	2,507,027	63,917,591
SAP SE	577,547	91,167,727
Siemens AG	604,995	77,098,138
Talanx AG (B)	448,384	16,322,737

		499,661,770

Hong Kong - 2.7%
China Mobile, Ltd.	4,490,300	30,651,393
CK Asset Holdings, Ltd.	5,403,000	30,001,067
CK Hutchison Holdings, Ltd.	7,401,800	48,332,245

		108,984,705

Ireland - 3.3%
AIB Group PLC (B)	10,549,900	13,230,883
DCC PLC	613,331	54,537,748
Ryanair Holdings PLC, ADR (B)	148,072	11,105,400
Smurfit Kappa Group PLC	1,678,715	56,712,223

		135,586,254

	Shares	Value
COMMON STOCKS (continued)
Isle of Man - 0.6%
GVC Holdings PLC	3,025,300	$ 26,182,447

Israel - 0.7%
Check Point Software Technologies, Ltd. (B)	218,900	27,439,115

Italy - 2.2%
Mediobanca Banca di Credito Finanziario SpA	3,003,392	24,255,582
Prysmian SpA	1,228,922	31,425,641
UniCredit SpA (B)	3,848,600	35,322,216

		91,003,439

Japan - 25.7%
Astellas Pharma, Inc.	3,793,200	59,166,180
Daiwa Securities Group, Inc.	7,456,800	33,109,962
Denka Co., Ltd.	774,480	18,625,412
ENEOS Holdings, Inc.	12,844,600	45,041,002
FANUC Corp.	266,300	44,930,963
Fujitsu, Ltd.	283,860	38,007,481
Hitachi, Ltd.	1,637,280	49,043,149
Japan Airlines Co., Ltd.	1,393,000	22,548,876
Kirin Holdings Co., Ltd.	1,408,000	27,130,287
Kyocera Corp.	731,600	40,743,005
Matsumotokiyoshi Holdings Co., Ltd.	472,100	15,771,129
Nintendo Co., Ltd.	142,600	62,716,923
Olympus Corp.	3,478,300	62,562,303
ORIX Corp.	4,526,900	48,958,924
Rakuten, Inc.	5,852,700	53,782,332
Sega Sammy Holdings, Inc.	2,498,600	28,168,195
Seven & i Holdings Co., Ltd.	2,145,400	64,832,930
Sony Corp.	1,542,200	119,821,234
Square Enix Holdings Co., Ltd.	767,600	41,242,911
Sumitomo Mitsui Financial Group, Inc. (A)	2,113,600	56,319,905
Toshiba Corp.	1,842,550	56,347,304
Toyota Industries Corp.	1,116,400	56,716,662

		1,045,587,069

Luxembourg - 0.7%
ArcelorMittal SA (B)	2,419,035	26,783,020

Netherlands - 5.6%
ASML Holding NV	122,700	43,624,467
EXOR NV	219,600	12,332,254
Heineken Holding NV	617,385	53,343,719
Koninklijke Philips NV (B)	1,513,008	78,178,466
NXP Semiconductors NV	341,000	40,077,730

		227,556,636

Norway - 1.0%
Mowi ASA	2,181,300	39,614,881

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	1,255,700	61,370,881

Singapore - 1.0%
DBS Group Holdings, Ltd.	2,947,500	42,578,564

Spain - 1.2%
Siemens Gamesa Renewable Energy SA	2,134,117	50,355,017

Sweden - 1.6%
Investor AB, B Shares	642,172	38,103,020
Volvo AB, B Shares (A) (B)	1,507,637	26,054,641

		64,157,661

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.9%
ABB, Ltd.	2,242,000	$ 56,304,132
Alcon, Inc. (B)	732,673	44,282,214
Glencore PLC (A) (B)	5,663,300	12,960,764
Nestle SA	768,064	91,339,478
Novartis AG	922,115	75,952,054
Roche Holding AG	50,200	17,387,096
UBS Group AG	5,345,674	62,976,196

		361,201,934

United Kingdom - 12.5%
Ashtead Group PLC	1,127,300	35,897,483
Aviva PLC	13,790,101	47,424,888
Barratt Developments PLC	1,089,100	7,234,522
British Land Co. PLC, REIT (A)	6,874,000	32,803,455
Bunzl PLC	791,548	22,674,705
IG Group Holdings PLC	732,000	6,996,176
Imperial Brands PLC	1,454,494	24,233,030
Inchcape PLC	4,874,496	27,307,290
Informa PLC	2,782,851	13,195,128
Linde PLC	128,600	31,521,146
Persimmon PLC (B)	1,063,700	33,208,921
Savills PLC	769,291	7,549,608
Smith & Nephew PLC	1,926,400	38,022,241
Tesco PLC (A)	18,578,800	52,435,737
Unilever PLC	1,640,014	97,654,601
Vodafone Group PLC	20,087,420	30,188,347

		508,347,278

Total Common Stocks (Cost $3,974,218,192)		3,948,117,425

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	11,151,055	11,151,055

Total Other Investment Company (Cost $11,151,055)		11,151,055

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $88,082,132 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 02/29/2024, and with a value of $89,843,829.	$ 88,082,132	88,082,132

Total Repurchase Agreement (Cost $88,082,132)		88,082,132

Total Investments (Cost $4,073,451,379)		4,047,350,612
Net Other Assets (Liabilities) - 0.5%		19,768,895

Net Assets - 100.0%		$ 4,067,119,507

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.7%	$272,067,815
Industrial Conglomerates	5.8	236,315,435
Health Care Equipment & Supplies	5.5	223,045,224
Banks	5.3	212,890,067
Capital Markets	4.6	186,808,097
Entertainment	4.0	163,597,583
Household Durables	4.0	160,264,677
Diversified Financial Services	3.7	147,766,369
Semiconductors & Semiconductor Equipment	3.7	147,619,788
Electrical Equipment	3.4	138,084,790
Food & Staples Retailing	3.3	133,039,796
Food Products	3.2	130,954,359
Multi-Utilities	3.2	127,385,493
Software	2.9	118,606,842
Insurance	2.7	109,662,093
Personal Products	2.4	97,654,601
Oil, Gas & Consumable Fuels	2.4	96,869,419
Chemicals	2.3	93,774,739
Electronic Equipment, Instruments & Components	2.2	89,786,154
Beverages	2.0	80,474,006
Trading Companies & Distributors	1.9	77,519,516
Machinery	1.8	70,985,604
Health Care Providers & Services	1.7	69,985,890
Real Estate Management & Development	1.5	62,112,293
Technology Hardware, Storage & Peripherals	1.5	61,370,881
Wireless Telecommunication Services	1.5	60,839,740
Auto Components	1.4	56,716,662
Containers & Packaging	1.4	56,712,223
Internet & Direct Marketing Retail	1.3	53,782,332
Construction Materials	1.3	52,515,307
Metals & Mining	1.3	50,342,104
Marine	1.0	38,281,789
IT Services	0.9	38,007,481
Airlines	0.8	33,654,276
Equity Real Estate Investment Trusts	0.8	32,803,455
Leisure Products	0.7	28,168,195
Distributors	0.7	27,307,290
Hotels, Restaurants & Leisure	0.7	26,182,447
Tobacco	0.6	24,233,030
Aerospace & Defense	0.4	17,788,815
Interactive Media & Services	0.4	16,250,340
Media	0.3	13,195,128
Air Freight & Logistics	0.2	7,038,336
Energy Equipment & Services	0.1	5,656,944

Investments	97.5	3,948,117,425
Short-Term Investments	2.5	99,233,187

Total Investments	100.0%	$4,047,350,612

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$136,992,051	$3,811,125,374	$—	$3,948,117,425
Other Investment Company	11,151,055	—	—	11,151,055
Repurchase Agreement	—	88,082,132	—	88,082,132

Total Investments	$148,143,106	$3,899,207,506	$—	$4,047,350,612

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,498,941, collateralized by cash collateral of $11,151,055 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $47,350,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5